Statements of Operations (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Annual Report
REVENUES
OPERATING EXPENSES
Consulting expense	42,351	151
General and Administrative
Professional fees	59,550	8,475
Legal fees	48,931
Other expense	6,411	4,506
TOTAL OPERATING EXPENSES	157,243	13,132
Interest expense	(6,213)
TOTAL OTHER INCOME (EXPENSE)	(6,213)
NET LOSS	$ (163,456)	$ (13,132)